Related Parties	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Related Parties
Note 7: Related Parties

J. Stephen Holmes, our Sales Manager is an advisor to and significant shareholder of the Company. The Company incurred $180,000 and $180,000 in professional fees for management consulting services in the three months ended November 30, 2019, and 2018, respectively.

Scott Absher, Chief Executive Officer, Director, and a significant shareholder of the Company became a Company employee on April 1, 2016. During the year ended August 31, 2019 and 2018, the Company recorded $750,000 and $750,000, respectively as compensation for his role as CEO in accordance with his employment agreement. On March 15, 2017, Scott Absher was granted 1,250 options to purchase common stock as part of the 2017 Plan, exercisable on March 15, 2017, with expiration date of March 14, 2027, at an exercise price of $4160.00.

J. Stephan Holmes is an advisor to and a significant shareholder of the Company. The Company incurred $720,000 and $700,000 in such professional fees to J. Stephen Holmes for management consulting services for the year ended August 31, 2019 and 2018, respectively and recorded in professional fees on the statement of operations. On March 15, 2017, Stephan Holmes was granted 1,250 options to purchase common stock as part of the 2017 Plan, exercisable on March 15, 2017, with expiration date of March 14, 2027, at an exercise price of $4160.00.

In June 2019 the Company advanced Mr. Holmes $325,000 in cash and recorded the advance as a short term note receivable. In July 2019, Mr. Holmes provided 13,954 shares of common stock of the Company valued at $23.20 per share in satisfaction of the cash advance.

On May 15, 2017, Mark Absher, Director, In-House Counsel, and brother of Scott Absher, was granted 1,250 options to purchase common stock as part of the 2017 Plan, exercisable on March 15, 2017 with expiration date of March 14, 2027, at an exercise price of $4160.00. On May 10, 2018, Mark Absher was also granted an additional 1,250 options to purchase common stock at an exercise price of $100.00 and exercisable in May 2018 with expiration date in May 2028. During the year ended August 31, 2019 and 2018, the Company recorded $275,000 and $300,000, respectively as compensation for his role as Registered In-House Counsel in accordance with his employment agreement. Mark Absher resigned in February 2019 and all options granted were cancelled during the fiscal year ending August 31, 2019.

For the year ended August 31, 2019 the following issuances were made to the Company’s directors:

	Date Issued	Shares	Issue Price per Share		Value
Ken Weaver	August 2019	1,995	$18.80	(A)	$37,500
Ken Weaver	May 2019	1,202	$31.20	(B)	37,500
Ken Weaver	November 2018	308	$122.00	(C)	37,500
Sean Higgins	September 2018	329	$114.00	(D)	37,500
Sean Higgins	April 2019	412	$91.20	(E)	37,500
Whitney White	September 2018	329	$114.00	(D)	37,500
Whitney White	April 2019	412	$91.20	(E)	37,500
		4,987			$262,500

_____________

(A)	Represents share grant for services performed between June 1, 2019 and November 30, 2019 and awarded in August 2019.

(B)	Represents share grant for services performed between December 1, 2019 and May 31, 2019 and awarded in May 2019.

(C)	Represents share grant for services performed between June 1, 2018 and November 30, 2018 and awarded by the Board of Directors in August 2018.

(D)

On September 28, 2017 the Company awarded two directors 658 shares of common stock of which 50% vested on the date marking their six-month service anniversary and 50% for the remaining service through November 28, 2018.

(E)	Represents share grant for services performed between September 29, 2018 and March 28, 2019 and awarded in March 2019